Discontinued Operations - Schedule of Assets and Liabilities of Discontinued Operation (Details) - Discontinued Operations [Member]	9 Months Ended
Sep. 30, 2023 USD ($)
Current assets:
Cash and cash equivalents	$ 63
Accounts receivable, net	2,790
Others receivable	3,189
Advances and prepayments to suppliers	3,860
Inventory	45,803
Subtotal current assets from discontinued operation	55,705
Property, plant and equipment, net	1,180,994
Total assets from discontinued operation	1,236,699
Current liabilities:
Accounts payable	766,138
Accounts payable - related party
Accrued expenses	82,915
Other current liabilities	100,402
Subtotal current liabilities	949,455
Total liabilities of discontinued operation	949,455
Sales	299,881
Costs of goods sold	349,810
Gross profit (loss)	(49,929)
Selling expenses
General and administrative expenses	232,890
Total operating expenses	232,890
Other income (expenses)	58
Loss before income tax	(282,761)
Income tax expense
Loss from discontinued operation	(282,761)
Gain from disposal, net of tax	865,085
Total gain (loss) from discontinued operations, net of income taxes	$ 582,324